PROVISION FOR EMPLOYEE BENEFITS - Scheduled vesting of outstanding restricted stock (Details)	Dec. 31, 2021 TRY (₺)
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	1,680,121
2022
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	1,009,525
2023
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	460,676
2024
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	197,934
2025
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	11,986